Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.3%
Boeing Co. (The)
1.17%, 02/04/23	$1,035	$1,035,000
2.80%, 03/01/23 (Call 02/01/23)	500	499,205
		1,534,205
Agriculture — 0.9%
Philip Morris International Inc., 2.63%, 03/06/23	324	323,307

Auto Manufacturers — 1.9%
PACCAR Financial Corp., 1.90%, 02/07/23	123	122,947
Toyota Motor Credit Corp., 2.90%, 03/30/23(a)	564	562,466
		685,413
Beverages — 2.8%
PepsiCo Inc., 2.75%, 03/01/23	984	982,593

Biotechnology — 3.9%
Illumina Inc., 0.55%, 03/23/23	1,386	1,376,769

Chemicals — 2.2%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	159	159,000
Linde Inc./CT, 2.70%, 02/21/23	257	256,417
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	350	349,177
		764,594
Commercial Services — 1.7%
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	595	593,982

Computers — 0.9%
Apple Inc., 2.85%, 02/23/23	305	304,567

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	100	100,000
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)(a)	215	214,566
		314,566
Electric — 6.8%
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 03/03/23)	295	294,139
3.05%, 03/15/23 (Call 02/15/23)(a)	201	200,610
Edison International, 2.95%, 03/15/23 (Call 03/03/23)	126	125,512
Evergy Metro Inc., 3.15%, 03/15/23 (Call 03/03/23)(a)	55	54,918
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23	65	64,936
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	1,300	1,295,385
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 02/21/23)	375	373,676
		2,409,176
Electrical Components & Equipment — 5.7%
Emerson Electric Co., 2.63%, 02/15/23	2,010	2,008,513

Electronics — 1.9%
Arrow Electronics Inc., 4.50%, 03/01/23	690	689,482

Food — 2.3%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	806	805,000

Gas — 2.0%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 02/16/23)	13	12,947
CenterPoint Energy Resources Corp., 0.70%, 03/02/23	668	665,535
National Fuel Gas Co., 3.75%, 03/01/23(a)	28	27,942
		706,424
Home Builders — 0.1%
DR Horton Inc., 4.75%, 02/15/23	50	49,992
Security	Par (000)	Value

Internet — 1.4%
Amazon.com Inc., 2.40%, 02/22/23	$245	$244,696
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	241	240,434
		485,130
Machinery — 2.9%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	135	134,542
2.63%, 03/01/23(a)	139	138,797
John Deere Capital Corp., 2.80%, 03/06/23	735	733,780
		1,007,119
Manufacturing — 0.9%
3M Co.
1.75%, 02/14/23 (Call 02/13/23)	85	84,902
2.25%, 03/15/23 (Call 02/15/23)	229	228,363
		313,265
Oil & Gas — 2.8%
EOG Resources Inc., 2.63%, 03/15/23 (Call 03/03/23)	393	392,006
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 02/13/23)	595	593,929
		985,935
Pharmaceuticals — 4.3%
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/03/23)	220	218,922
Bristol-Myers Squibb Co.
2.75%, 02/15/23(a)	62	61,954
3.25%, 02/20/23	199	198,831
Cardinal Health Inc., 3.20%, 03/15/23(a)	245	244,446
Johnson & Johnson, 2.05%, 03/01/23	42	41,917
McKesson Corp., 2.85%, 03/15/23 (Call 03/03/23)	76	75,846
Zoetis Inc., 3.25%, 02/01/23	665	665,000
		1,506,916
Pipelines — 4.5%
Energy Transfer LP
3.60%, 02/01/23	208	208,000
4.25%, 03/15/23 (Call 02/16/23)	359	358,619
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 03/03/23)	760	758,518
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23	274	273,814
		1,598,951
Retail — 4.4%
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)(a)	1,541	1,539,259

Software — 3.0%
Adobe Inc., 1.70%, 02/01/23	327	327,000
Fidelity National Information Services Inc., 0.38%, 03/01/23	374	372,665
Oracle Corp., 2.63%, 02/15/23	370	369,711
		1,069,376
Telecommunications — 2.2%
Cisco Systems Inc., 2.60%, 02/28/23(a)	135	134,773
Rogers Communications Inc., 3.00%, 03/15/23 (Call 03/03/23)	605	603,475
Vodafone Group PLC, 2.95%, 02/19/23	50	49,934
		788,182
Transportation — 3.8%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/23 (Call 02/13/23)(a)	290	289,466
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 03/03/23)	760	758,982
Norfolk Southern Corp., 2.90%, 02/15/23	26	25,979

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Ryder System Inc., 3.40%, 03/01/23	$260	$259,704
		1,334,131

Total Long-Term Investments — 68.5%
(Cost: $24,214,351)		24,176,847

Short-Term Securities

Money Market Funds — 33.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(b)(c)(d)	1,093	1,093,986
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(b)(c)	10,550	10,550,000

Total Short-Term Securities — 33.0%
(Cost: $11,642,712)		11,643,986

Total Investments — 101.5%
(Cost: $35,857,063)		35,820,833

Liabilities in Excess of Other Assets — (1.5)%		(543,293)

Net Assets — 100.0%		$35,277,540

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,981,680	$—		$(5,891,105	)(a)	$2,499	$912	$1,093,986	1,093	$3,717	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,760,000	8,790,000	(a)	—		—	—	10,550,000	10,550	61,374		7
						$2,499	$912	$11,643,986		$65,091		$7

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$24,176,847	$—	$24,176,847
Short-Term Securities
Money Market Funds	11,643,986	—	—	11,643,986
	$11,643,986	$24,176,847	$—	$35,820,833

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